Note Payable	3 Months Ended
Sep. 30, 2014
Notes
Note Payable

NOTE 5 – NOTE PAYABLE

(For the nine months ended September 30, 2014 and September 30, 2013)

On March 3, 2014, the Company purchased a 2010 RV Heartland Road Warrior to use for projects that require management to work extended stays on location. The Company paid $5,000 as a down payment and financed $30,015 with 4.122% APR due on March 10, 2021. The loan calls for monthly payments of $412.

As of September 30, 2014, the Company has a note payable balance of $28,144.